Components of Company's Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforward	$ 94,756	$ 81,183
Research and development tax credit	12,739	12,044
Stock-based compensation	7,317	6,498
Patents	1,500	1,641
Collaboration revenue	0	0
Other	26	36
Total gross deferred tax assets	116,338	101,402
Valuation allowance	(116,237)	(101,211)
Net deferred tax asset	101	191
Deferred tax liabilities
Equipment and other	(101)	(191)
Net deferred tax asset	$ 0	$ 0